Segmented Information - Non-insurance companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Revenue	$ 5,581.6	$ 5,158.0
Interest and dividends	961.8	640.8
Share of profit (loss) of associates	1,014.7	402.0
Other | Farmers Edge
Segmented Information
Non-cash goodwill impairment charge	133.4
Non-insurance companies
Segmented Information
Revenue	5,581.6	5,157.5
Expenses	(5,520.9)	(5,092.1)
Pre-tax income (loss) before interest expense and other	60.7	65.4
Interest and dividends	26.6	(94.7)
Share of profit (loss) of associates	134.0	22.3
Operating income (loss)	221.3	(7.0)
Non-insurance companies | Restaurants and retail
Segmented Information
Revenue	1,710.3	1,803.8
Expenses	(1,582.2)	(1,724.8)
Pre-tax income (loss) before interest expense and other	128.1	79.0
Interest and dividends	9.9	7.5
Share of profit (loss) of associates	(0.1)
Operating income (loss)	137.9	86.5
Non-insurance companies | Fairfax India
Segmented Information
Revenue	216.7	228.2
Expenses	(208.1)	(206.9)
Pre-tax income (loss) before interest expense and other	8.6	21.3
Interest and dividends	21.4	(102.2)
Share of profit (loss) of associates	132.0	20.2
Operating income (loss)	162.0	(60.7)
Non-insurance companies | Thomas Cook India
Segmented Information
Revenue	611.0	249.4
Expenses	(600.8)	(293.4)
Pre-tax income (loss) before interest expense and other	10.2	(44.0)
Interest and dividends		(0.1)
Share of profit (loss) of associates	0.3	(0.1)
Operating income (loss)	10.5	(44.2)
Non-insurance companies | Other
Segmented Information
Revenue	3,043.6	2,876.1
Expenses	(3,129.8)	(2,867.0)
Pre-tax income (loss) before interest expense and other	(86.2)	9.1
Interest and dividends	(4.7)	0.1
Share of profit (loss) of associates	1.8	2.2
Operating income (loss)	$ (89.1)	$ 11.4